Net Profit (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Earnings Per Share, Basic and Diluted
The Company computes basic net profit (loss) per share using net profit (loss) attributable to the Company’s common stockholders and the weighted-average number of common shares outstanding during each period. Diluted earnings per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive.

	Year Ended December 31,
(in thousands, except per share amounts)	2021	2020
Numerator:
Net profit (loss) and comprehensive income (loss)	$3,855	$(17,985)
Deemed dividend - redemption of common stock	—	(826)

Net profit (loss) attributable to common stockholders - Basic and Diluted	$3,855	$(18,811)

Denominator:
Weighted average shares outstanding - Basic	108,088,115	38,336,659
Add: Weighted average unvested options outstanding	5,875,309	—

Weighted average shares outstanding - Diluted	113,963,424	38,336,659

Net profit (loss) per common share:
Basic	$0.04	$(0.49)
Diluted	$0.03	$(0.49)

Summary of Dilutive Securities are Excluded from the Denominator	The following dilutive securities are excluded from the denominator:

	Year Ended December 31,
	2021	2020
Convertible preferred stock	—	107,592,801
Unvested RSUs	4,337,556	—
Unvested awards	—	14,016,486
Warrants	8,525,000	180,928
Contingently issuable earnout shares	14,666,667	—

Total	27,529,223	121,790,215